Loss Per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (48,545)	$ (6,973)	¥ (79,113)	¥ (87,433)
Modification of Redeemable Convertible Preferred Shares	(9,986)	(1,434)
Accretion to redemption value of redeemable convertible preferred shares	(17,262)	(2,480)		(7,566)
Net loss attributable to ordinary shareholders	¥ (75,793)	$ (10,887)	¥ (79,113)	¥ (94,999)
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted	61,136	61,136	56,792	56,792
Loss per share – basic and diluted | ¥ / shares			¥ (1.39)	¥ (1.67)
Common Class A [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (13,510)	$ (1,941)
Modification of Redeemable Convertible Preferred Shares	(2,779)	(399)
Accretion to redemption value of redeemable convertible preferred shares	(4,804)	(690)
Net loss attributable to ordinary shareholders	¥ (21,093)	$ (3,030)
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted	17,014	17,014
Loss per share – basic and diluted | (per share)	¥ (1.24)	$ (0.18)
Common Class B [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (35,035)	$ (5,032)
Modification of Redeemable Convertible Preferred Shares	(7,207)	(1,035)
Accretion to redemption value of redeemable convertible preferred shares	(12,458)	(1,790)
Net loss attributable to ordinary shareholders	¥ (54,700)	$ (7,857)
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted	44,122	44,122
Loss per share – basic and diluted | (per share)	¥ (1.24)	$ (0.18)